INVESTMENTS, DEBTS AND DERIVATIVES (Tables)	9 Months Ended
Sep. 30, 2021
Financial Instruments [Abstract]
Schedule of financial assets	The Company holds the following investments and derivative assets:

	September 30, 2021	December 31, 2020

At fair value
Derivatives not designated as hedges	—	20
Derivatives designated as net investment hedges	—	3
Other	29	8
	29	31

At amortized cost
Security deposits and cash collateral	39	325
Other investments	21	39
	60	364

Total investments and derivatives	89	395
Non-current	57	305
Current	32	90

Schedule of financial liabilities
The Company holds the following debt and derivative liabilities:

	September 30, 2021	December 31, 2020

At fair value
Derivatives not designated as hedges	—	52
Derivatives designated as net investment hedges	9	1
	9	53

At amortized cost
Principal amount outstanding	7,721	7,678
Interest accrued	105	85
Discounts, unamortized fees, hedge basis adjustment	(9)	(5)
Bank loans and bonds	7,817	7,758

Lease liabilities	1,833	1,912
Put-option liability over non-controlling interest	16	273
Other financial liabilities*	261	91
	9,927	10,034

Total debt and derivatives	9,936	10,087
Non-current	8,616	8,832
Current	1,320	1,255
* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.